STOCKHOLDERS' EQUITY (DEFICIT) - Additional Information (Details)	1 Months Ended		12 Months Ended
	Aug. 02, 2021 USD ($) shares	Mar. 04, 2021 USD ($) shares	Dec. 31, 2021 vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)			500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, number of votes per share | vote			1
Common stock, shares outstanding (in shares)			4,786,804	3,659,828
Purchase of Common Stock , Shares	133,333	15,000
Aggregate purchase price of common stock | $	$ 10,000,000	$ 3,000,000
Preferred stock, shares authorized (in shares)				25,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
First Tranche
Class Of Stock [Line Items]
Purchase of Common Stock , Shares	66,667
Aggregate purchase price of common stock | $	$ 5,000,000
Common Stock Tranche Closing Date	Sep. 02, 2021
Second Tranche
Class Of Stock [Line Items]
Common Stock Tranche Closing Date	Nov. 05, 2021